Share-based payments - Equity settled, Directors and Prescribed Officers 2017 and 2013 Plans (Details)	12 Months Ended
	Dec. 31, 2022 R / $	Dec. 31, 2022 R / €	Dec. 31, 2022 shares	Dec. 31, 2022 R / shares	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 shares R / $	Dec. 31, 2020 R / $
Share-based payments
Average foreign exchange rate (R/US$ rate)	16.37	17.20
ADR
Share-based payments
Average foreign exchange rate (R/US$ rate) | R / shares				16.37
Neal Froneman
Share-based payments
Average foreign exchange rate (R/US$ rate) | R / $	16.37					14.79	16.46
Sibanye 2017 and 2013 Share Plans | Neal Froneman
Share-based payments
Outstanding at beginning of the year (in shares)			2,926,591
Granted during the year (in shares)			0
Instruments exercised (in shares)			2,294,915
Average price of instruments exercised (in ZAR in per share ) | R / shares				R 70.72
Share proceeds from instruments exercised | R					R 162,303,764
Instruments forfeited (in shares)			631,676
Outstanding at end of the year (in shares)			0			2,926,591
Sibanye 2017 and 2013 Share Plans | Charl Keyter
Share-based payments
Outstanding at beginning of the year (in shares)			1,276,041
Granted during the year (in shares)			0
Instruments exercised (in shares)			1,000,620
Average price of instruments exercised (in ZAR in per share ) | R / shares				70.22
Share proceeds from instruments exercised | R					70,265,037
Instruments forfeited (in shares)			275,421
Outstanding at end of the year (in shares)			0			1,276,041
Sibanye 2017 and 2013 Share Plans | Dawie Mostert
Share-based payments
Outstanding at beginning of the year (in shares)			708,333
Granted during the year (in shares)			0
Instruments exercised (in shares)			555,446
Average price of instruments exercised (in ZAR in per share ) | R / shares				70.22
Share proceeds from instruments exercised | R					39,004,251
Instruments forfeited (in shares)			152,887
Outstanding at end of the year (in shares)			0			708,333
Sibanye 2017 and 2013 Share Plans | Themba Nkosi
Share-based payments
Outstanding at beginning of the year (in shares)			662,698
Granted during the year (in shares)			0
Instruments exercised (in shares)			519,661
Average price of instruments exercised (in ZAR in per share ) | R / shares				70.22
Share proceeds from instruments exercised | R					36,491,375
Instruments forfeited (in shares)			143,037
Outstanding at end of the year (in shares)			0			662,698
Sibanye 2017 and 2013 Share Plans | Richard Stewart
Share-based payments
Outstanding at beginning of the year (in shares)			832,221
Granted during the year (in shares)			0
Instruments exercised (in shares)			652,594
Average price of instruments exercised (in ZAR in per share ) | R / shares				70.22
Share proceeds from instruments exercised | R					45,826,130
Instruments forfeited (in shares)			179,627
Outstanding at end of the year (in shares)			0			832,221
Sibanye 2017 and 2013 Share Plans | Robert van Niekerk
Share-based payments
Outstanding at beginning of the year (in shares)			1,169,008
Granted during the year (in shares)			0
Instruments exercised (in shares)			916,689
Average price of instruments exercised (in ZAR in per share ) | R / shares				R 70.22
Share proceeds from instruments exercised | R					R 64,371,277
Instruments forfeited (in shares)			252,319
Outstanding at end of the year (in shares)			0			1,169,008